Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives	6 Months Ended
Jun. 30, 2024
Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Minimum [Member] | Bakery production equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Bakery production equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Estimated useful lives	8 years
Maximum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives [Line Items]
Estimated useful lives	5 years